Deposits (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Time deposits	$ 106,574	$ 109,353
Brokered deposits	$ 22,073	$ 29,308